Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 23,762,536	$ 41,200,205	$ 61,343,681
Wholesale [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	15,034,800	32,127,083	40,815,528
Retail [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,983,592	5,529,985	18,091,585
Subcontracting [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,744,144	3,543,137	2,436,568
Subtotal [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 22,018,392	$ 37,657,068	$ 58,927,546